Subsequent Events	6 Months Ended
Feb. 28, 2017
Notes
Subsequent Events

NOTE 13 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, February 28, 2017, through the filing of this Quarterly report on April 15, 2017, and determined that the following additional subsequent events have occurred:

On March 1, 2017, the Company authorized 1,736,111 shares of common stock to be issued for $25,000 at $0.0144 per share pursuant to an Equity Purchase Agreement.

On March 7, 2017, the Company authorized 1,827,485 shares of common stock to be issued for $25,000 at $0.0137 per share pursuant to an Equity Purchase Agreement.

On March 21, 2017, the Company authorized 1,695,436 shares of common stock to be issued for $25,000 at $0.0136 per share pursuant to an Equity Purchase Agreement.